Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 5,167
Included in profit or loss
Post-employment benefit expense, defined benefit plans	(230)	$ (263)
Other
Net defined benefit liability (asset)	4,914	5,167
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,971	5,116
Included in profit or loss
Current service cost	32	42
Interest cost (income)	194	213
Post-employment benefit expense, defined benefit plans	226	255
Actuarial loss (gain) arising from:
Demographic assumptions	(99)	(186)
Financial assumptions	1,300	715
Experience adjustment	111	13
Return on plan assets excluding interest income	(1,055)	(182)
Plan expenses	0	0
Gain (loss) on remeasurement, net defined benefit liability (asset)	257	360
Other
Contributions paid by the employer	(660)	(760)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(660)	(760)
Net defined benefit liability (asset)	4,794	4,971
Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16,253	15,579
Included in profit or loss
Current service cost	32	42
Interest cost (income)	658	678
Post-employment benefit expense, defined benefit plans	690	720
Actuarial loss (gain) arising from:
Demographic assumptions	(99)	(186)
Financial assumptions	1,300	715
Experience adjustment	111	13
Return on plan assets excluding interest income	0	0
Plan expenses	(55)	(30)
Gain (loss) on remeasurement, net defined benefit liability (asset)	1,257	512
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(597)	(558)
Other total	(597)	(558)
Net defined benefit liability (asset)	17,603	16,253
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(11,282)	(10,463)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(464)	(465)
Post-employment benefit expense, defined benefit plans	(464)	(465)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	(1,055)	(182)
Plan expenses	55	30
Gain (loss) on remeasurement, net defined benefit liability (asset)	(1,000)	(152)
Other
Contributions paid by the employer	(660)	(760)
Payments in respect of settlements, net defined benefit liability (asset)	597	558
Other total	(63)	(202)
Net defined benefit liability (asset)	(12,809)	(11,282)
Other Postretirement Benefits Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	196	215
Included in profit or loss
Interest cost (income)	4	8
Post-employment benefit expense, defined benefit plans	4	8
Actuarial loss (gain) arising from:
Demographic assumptions	(1)	0
Financial assumptions	3	1
Experience adjustment	(53)	0
Gain (loss) on remeasurement, net defined benefit liability (asset)	(51)	1
Other
Contributions paid by the employer	(29)	(28)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(29)	(28)
Net defined benefit liability (asset)	120	196
Other Postretirement Benefits Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	196	215
Included in profit or loss
Interest cost (income)	4	8
Post-employment benefit expense, defined benefit plans	4	8
Actuarial loss (gain) arising from:
Demographic assumptions	(1)	0
Financial assumptions	3	1
Experience adjustment	(53)	0
Gain (loss) on remeasurement, net defined benefit liability (asset)	(51)	1
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(29)	(28)
Other total	(29)	(28)
Net defined benefit liability (asset)	120	196
Other Postretirement Benefits Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Included in profit or loss
Interest cost (income)	0	0
Post-employment benefit expense, defined benefit plans	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Gain (loss) on remeasurement, net defined benefit liability (asset)	0	0
Other
Contributions paid by the employer	(29)	(28)
Payments in respect of settlements, net defined benefit liability (asset)	29	28
Other total	0	0
Net defined benefit liability (asset)	$ 0	$ 0